CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property and equipment	$ 28,498	$ 21,824
Deferred tax assets	710	665
Other taxes receivable	5,967	0
Other non-current assets	3,589	2,605
Total Non-current assets	38,764	25,094
Current assets
Inventories	11,437	10,948
Trade and other receivables	23,101	18,350
Income tax receivables	1,792	1,468
Other taxes receivable	6,368	3,775
Prepaid expenses	21,334	5,672
Term deposits and other financial assets	155,846	395,715
Cash and cash equivalents	71,579	117,090
Total Current assets	291,457	553,018
Total Assets	330,221	578,112
Equity
Share capital	235,659	234,154
Share premium	1,736,469	1,736,469
Other reserves	163,174	164,675
Accumulated losses	(1,960,584)	(1,722,260)
Equity attributable to the equity holders of the Company	174,718	413,038
Non-controlling interests	(469)	(454)
Total Equity	174,249	412,584
Non-current liabilities
Non-current borrowings	8,709	8,631
Trade and other payables	209	769
Deferred tax liabilities	899	0
Other taxes payable	1,749	0
Provisions for liabilities and other charges	889	676
Deferred income	345	875
Total Non-current liabilities	12,800	10,951
Current liabilities
Current borrowings	5,138	3,906
Trade and other payables	64,230	76,077
Income tax payables	12,986	13,281
Other taxes payable	20,947	18,952
Provisions for liabilities and other charges	35,899	36,409
Deferred income	3,972	5,952
Total Current liabilities	143,172	154,577
Total Liabilities	155,972	165,528
Total Equity and Liabilities	$ 330,221	$ 578,112